Contributed equity - Summary of Information about Shares Reserved for Employee Share Plans (Detail) - Employee Share Plans [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance, shares	2,140,927	1,873,777
Beginning balance	$ (49)	$ (38)
Purchases during the period, shares	1,262,082	2,332,121
Purchases during the period	$ (25)	$ (57)
Vested/allocated during the period, shares	(424,959)	(2,064,971)
Vested/allocated during the period	$ 9	$ 46
Ending balance, shares	2,978,050	2,140,927
Ending balance	$ (65)	$ (49)